Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jul. 21, 2017
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

(the "Fund")

Supplement dated July 21, 2017 to the Fund's

Class A, Class C, Class I, Class R, and Class W shares Prospectus and Class R6 shares Prospectus,

each dated September 30, 2016, and to the Fund's Class T shares Prospectus dated May 31, 2017

(each a "Prospectus" and collectively the "Prospectuses")

On July 13, 2017, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund's management fee, sub-advisory fee, 12b-1 fee for Class A shares, and expense limits effective August 1, 2017.

Effective August 1, 2017, the Fund's Prospectuses are revised as follows:

Class A, Class C, Class I, Class R, and Class W shares Prospectus

1.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees	%	0.51	0.51	0.51	0.51	0.51
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.29	0.29	0.25	0.29	0.29
Total Annual Fund Operating Expenses	%	1.05	1.80	0.76	1.30	0.80
Waivers and Reimbursements[3]	%	(0.01)	(0.01)	(0.10)	(0.01)	(0.01)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.04	1.79	0.66	1.29	0.79

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

[2]	Expense information has been restated to reflect current contractual rates.

[3]	The adviser and distributor are contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 1.40% and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 1.04%, 1.79%, 0.66%, 1.29%, and 0.79% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.

2.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$675	889	1,120	1,783
C	Sold	$282	565	974	2,115
	Held	$182	565	974	2,115
I	Sold or Held	$67	233	413	933
R	Sold or Held	$131	411	712	1,567
W	Sold or Held	$81	254	443	989

Class R6 shares Prospectus

5.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.57%

[1]	Expense information has been restated to reflect current contractual rates.

[2]	Other expenses are based on estimated amounts for the current fiscal year.

[3]	The adviser and distributor are contractually obligated to limit expenses to 0.80% for Class R6 shares through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 0.58% for Class R6 shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.

6.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$58	183	318	714

Class T shares Prospectus

7.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.29%
Total Annual Fund Operating Expenses	1.05%
Waivers and Reimbursements[3]	(0.01)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.04%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The adviser and distributor are contractually obligated to limit expenses to 1.15% for Class T shares through October 1, 2018. In addition, the adviser is contractually obligated to further limit expenses to 1.04% for Class T shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.

8.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$353	575	814	1,500

Class A, C, I, R and W Shares | Voya Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

(the "Fund")

Supplement dated July 21, 2017 to the Fund's

Class A, Class C, Class I, Class R, and Class W shares Prospectus and Class R6 shares Prospectus,

each dated September 30, 2016, and to the Fund's Class T shares Prospectus dated May 31, 2017

(each a "Prospectus" and collectively the "Prospectuses")

On July 13, 2017, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund's management fee, sub-advisory fee, 12b-1 fee for Class A shares, and expense limits effective August 1, 2017.

Effective August 1, 2017, the Fund's Prospectuses are revised as follows:

Class A, Class C, Class I, Class R, and Class W shares Prospectus

1.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees	%	0.51	0.51	0.51	0.51	0.51
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.29	0.29	0.25	0.29	0.29
Total Annual Fund Operating Expenses	%	1.05	1.80	0.76	1.30	0.80
Waivers and Reimbursements[3]	%	(0.01)	(0.01)	(0.10)	(0.01)	(0.01)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.04	1.79	0.66	1.29	0.79

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

[2]	Expense information has been restated to reflect current contractual rates.

[3]	The adviser and distributor are contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 1.40% and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 1.04%, 1.79%, 0.66%, 1.29%, and 0.79% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.

2.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$675	889	1,120	1,783
C	Sold	$282	565	974	2,115
	Held	$182	565	974	2,115
I	Sold or Held	$67	233	413	933
R	Sold or Held	$131	411	712	1,567
W	Sold or Held	$81	254	443	989

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2017 October 1, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Class A, C, I, R and W Shares | Voya Large-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.04%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 675
3 Yrs	rr_ExpenseExampleYear03	889
5 Yrs	rr_ExpenseExampleYear05	1,120
10 Yrs	rr_ExpenseExampleYear10	1,783
1 Yr	rr_ExpenseExampleNoRedemptionYear01	675
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	889
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,120
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,783
Class A, C, I, R and W Shares | Voya Large-Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.79%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 282
3 Yrs	rr_ExpenseExampleYear03	565
5 Yrs	rr_ExpenseExampleYear05	974
10 Yrs	rr_ExpenseExampleYear10	2,115
1 Yr	rr_ExpenseExampleNoRedemptionYear01	182
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	565
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	974
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,115
Class A, C, I, R and W Shares | Voya Large-Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.66%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 67
3 Yrs	rr_ExpenseExampleYear03	233
5 Yrs	rr_ExpenseExampleYear05	413
10 Yrs	rr_ExpenseExampleYear10	933
1 Yr	rr_ExpenseExampleNoRedemptionYear01	67
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	233
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	413
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 933
Class A, C, I, R and W Shares | Voya Large-Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.29%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 131
3 Yrs	rr_ExpenseExampleYear03	411
5 Yrs	rr_ExpenseExampleYear05	712
10 Yrs	rr_ExpenseExampleYear10	1,567
1 Yr	rr_ExpenseExampleNoRedemptionYear01	131
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	411
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	712
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,567
Class A, C, I, R and W Shares | Voya Large-Cap Growth Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.79%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 81
3 Yrs	rr_ExpenseExampleYear03	254
5 Yrs	rr_ExpenseExampleYear05	443
10 Yrs	rr_ExpenseExampleYear10	989
1 Yr	rr_ExpenseExampleNoRedemptionYear01	81
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	254
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	443
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 989
Class R6 Shares | Voya Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

(the "Fund")

Supplement dated July 21, 2017 to the Fund's

Class A, Class C, Class I, Class R, and Class W shares Prospectus and Class R6 shares Prospectus,

each dated September 30, 2016, and to the Fund's Class T shares Prospectus dated May 31, 2017

(each a "Prospectus" and collectively the "Prospectuses")

On July 13, 2017, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund's management fee, sub-advisory fee, 12b-1 fee for Class A shares, and expense limits effective August 1, 2017.

Effective August 1, 2017, the Fund's Prospectuses are revised as follows:

Class R6 shares Prospectus

5.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.57%

[1]	Expense information has been restated to reflect current contractual rates.

[2]	Other expenses are based on estimated amounts for the current fiscal year.

[3]	The adviser and distributor are contractually obligated to limit expenses to 0.80% for Class R6 shares through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 0.58% for Class R6 shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.

6.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$58	183	318	714

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2017 October 1, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Class R6 Shares | Voya Large-Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.57%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 58
3 Yrs	rr_ExpenseExampleYear03	183
5 Yrs	rr_ExpenseExampleYear05	318
10 Yrs	rr_ExpenseExampleYear10	714
1 Yr	rr_ExpenseExampleNoRedemptionYear01	58
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	183
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	318
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 714
Class T Shares | Voya Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

(the "Fund")

Supplement dated July 21, 2017 to the Fund's

Class A, Class C, Class I, Class R, and Class W shares Prospectus and Class R6 shares Prospectus,

each dated September 30, 2016, and to the Fund's Class T shares Prospectus dated May 31, 2017

(each a "Prospectus" and collectively the "Prospectuses")

On July 13, 2017, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund's management fee, sub-advisory fee, 12b-1 fee for Class A shares, and expense limits effective August 1, 2017.

Effective August 1, 2017, the Fund's Prospectuses are revised as follows:

Class T shares Prospectus

7.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.29%
Total Annual Fund Operating Expenses	1.05%
Waivers and Reimbursements[3]	(0.01)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.04%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The adviser and distributor are contractually obligated to limit expenses to 1.15% for Class T shares through October 1, 2018. In addition, the adviser is contractually obligated to further limit expenses to 1.04% for Class T shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.

8.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$353	575	814	1,500

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Class T Shares | Voya Large-Cap Growth Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.04%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 353
3 Yrs	rr_ExpenseExampleYear03	575
5 Yrs	rr_ExpenseExampleYear05	814
10 Yrs	rr_ExpenseExampleYear10	1,500
1 Yr	rr_ExpenseExampleNoRedemptionYear01	353
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	575
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	814
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,500

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser and distributor are contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 1.40% and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 1.04%, 1.79%, 0.66%, 1.29%, and 0.79% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	The adviser and distributor are contractually obligated to limit expenses to 0.80% for Class R6 shares through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 0.58% for Class R6 shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
[5]	The adviser and distributor are contractually obligated to limit expenses to 1.15% for Class T shares through October 1, 2018. In addition, the adviser is contractually obligated to further limit expenses to 1.04% for Class T shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.